UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22525

Managed Portfolio Series
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Brian R. Wiedmeyer, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6844
Registrant's telephone number, including area code

Date of fiscal year end: July 31, 2019

Date of reporting period:  October 31, 2018

Item 1. Schedule of Investments.

Schedule of Investments October 31, 2018 (Unaudited)

Coho Relative Value Equity Fund

	Shares	Value
COMMON STOCKS - 96.3%
Communication Services - 3.3%
Omnicom Group	251,080	$18,660,266
Consumer Discretionary - 10.9%
Dollar General	212,455	23,663,238
Lowe's Companies	232,646	22,152,552
Ross Stores	167,868	16,618,932
		62,434,722
Consumer Staples - 19.7%
Altria Group	299,727	19,494,244
Conagra Brands	567,085	20,188,226
JM Smucker	192,034	20,801,123
Kroger	636,466	18,941,228
Philip Morris International	245,263	21,600,312
Procter & Gamble	127,214	11,281,338
		112,306,471
Energy - 8.0%
Chevron	128,009	14,292,205
Occidental Petroleum	251,854	16,891,848
Royal Dutch Shell - ADR	228,064	14,411,364
		45,595,417
Financials - 11.1%
Aflac	522,790	22,516,565
Marsh & McLennan Companies	263,634	22,342,981
State Street	272,589	18,740,494
		63,600,040
Health Care - 29.7% #
Abbott Laboratories	343,163	23,657,657
AmerisourceBergen	229,424	20,189,312
Amgen	146,421	28,228,505
CVS Health	350,779	25,392,892
Johnson & Johnson	174,814	24,472,212
Merck & Co.	282,423	20,789,157
UnitedHealth Group	102,524	26,794,647
		169,524,382
Industrials - 8.6%
3M	58,397	11,110,613
Illinois Tool Works	158,856	20,265,260
W.W. Grainger	62,289	17,688,207
		49,064,080
Information Technology - 5.0%
Automatic Data Processing	107,385	15,472,031
Microchip Technology	202,600	13,327,028
		28,799,059

Total Common Stocks		549,984,437
(Cost $488,756,771)

SHORT-TERM INVESTMENT - 3.5%
Invesco Treasury Portfolio, Institutional Class, 2.09% ^
(Cost $19,829,403)	19,829,403	19,829,403

Total Investments - 99.8%
(Cost $508,586,174)		569,813,840
Other Assets and Liabilites, Net - 0.2%		1,417,918
Total Net Assets - 100.0%		$571,231,758

ADR - American Depositary Receipt
#
As of October 31, 2018, the Fund had a significant portion of its assets invested in this sector.  The Health Care sector may be more greatly impacted by changes in litigation, intellectual property issues, competition, government regulation, product approval or rejection and product obsolescence.

^ The rate shown is the annualized seven day effective yield as of October 31, 2018.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor Financial Services LLC ("S&P").  GICS® is a service mark of MSCI and S&P and has been licensed for use.

Summary of Fair Value Exposure

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of October 31, 2018:

	Level 1	Level 2	Level 3	Total
Common Stocks	$549,984,437	$–	$–	$549,984,437
Short-Term Investment	19,829,403	–	–	19,829,403
Total Investments	$569,813,840	$–	$–	$569,813,840

Refer to the Schedule of Investments for further information on classifications of investments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title) /s/ Brian R. Wiedmeyer
                                           Brian R. Wiedmeyer, President

Date  December 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Brian R. Wiedmeyer
                                            Brian R. Wiedmeyer, President

Date  December 21, 2018

By (Signature and Title) /s/ Ryan L. Roell
                                            Ryan L. Roell, Treasurer

Date  December 21, 2018